JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.2%
Fixed Income — 19.2%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,541	165,002
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,432	28,938
JPMorgan High Yield Fund Class R6 Shares (a)	17,307	114,053
Total Fixed Income		307,993
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,434	29,801
U.S. Equity — 21.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,398	341,104
Total Investment Companies (Cost $466,094)		678,898
Exchange-Traded Funds — 22.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	135	12,908
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	1,646	80,291
International Equity — 11.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	471	29,829
JPMorgan BetaBuilders International Equity ETF (a)	2,302	161,423
Total International Equity		191,252
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	432	44,912
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	335	24,868
Total U.S. Equity		69,780
Total Exchange-Traded Funds (Cost $266,389)		354,231
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 8.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	21
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	1,668	1,634
3.45%, 11/1/2028	155	151
6.53%, 5/1/2034	165	182
L3Harris Technologies, Inc.
5.25%, 6/1/2031	200	208
5.40%, 7/31/2033	186	194
Northrop Grumman Corp.
5.15%, 5/1/2040	286	285
3.85%, 4/15/2045	289	235

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
5.15%, 2/27/2033	138	143
3.75%, 11/1/2046	130	102
		3,170
Automobiles — 0.0% ^
Hyundai Capital America
5.65%, 6/26/2026 (b)	340	343
4.55%, 9/26/2029 (b)	200	201
		544
Banks — 2.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	204
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	212
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (c)	390	401
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	250	263
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	400	390
5.59%, 8/8/2028	200	208
5.44%, 7/15/2031	400	420
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	199	199
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	80	78
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	105	105
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	500	455
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	260	279
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	905	945
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	470	491
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	400	391
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	44	45
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	400	416
Barclays plc (United Kingdom)
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	500	516
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	400	430
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	400	417
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	870	892
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	800	827
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	400	411
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (c)	600	611
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	400	420
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	250	261
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	700	718

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	500	524
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	250	268
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	545	574
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (c)	605	674
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	395	405
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	170	176
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	210	212
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	125	124
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	780	800
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	340	342
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	280	280
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	738	672
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	220	222
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (c)	380	388
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	500	510
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	250	257
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	280	287
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (c)	390	388
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	400	402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	400	408
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	369	387
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,245	1,193
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	500	516
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	160	165
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (c)	420	418
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	785	806
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	400	394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	200	210
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	360	369
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	270	264
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.93%), 5.19%, 9/12/2036 (c)	345	351
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	450	466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	335	339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (c)	565	581

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	200	203
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	315	316
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	558	568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	200	205
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	535	555
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (b)	500	508
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	280	286
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	220	223
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	234	239
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	60	62
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	330	334
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	240	250
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	256	257
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	400	393
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	300	314
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	200	209
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (b)	225	225
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	260	258
5.25%, 2/19/2027 (b)	400	404
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	440	453
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	660	591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	414	435
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	248
5.24%, 4/15/2030	200	207
5.42%, 7/9/2031	550	576
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	230	240
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	65	66
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	255	276
(SOFR + 1.31%), 5.07%, 5/20/2031 (c)	695	713
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	45	46
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	144	151
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	197
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (c)	280	288
Wells Fargo & Co.
4.30%, 7/22/2027	580	582
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	85	88
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	165	175
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	155	160
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	84	85
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	101	105
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	90	94

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	800	834
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	735	751
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	288	302
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	53	41
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	310	272
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	200	206
		39,771
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	310	260
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	21
4.05%, 11/21/2039	600	537
4.25%, 11/21/2049	255	215
Amgen, Inc. 5.65%, 3/2/2053	635	633
Biogen, Inc. 5.75%, 5/15/2035	195	204
Gilead Sciences, Inc. 2.60%, 10/1/2040	625	459
		2,069
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	154
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	210	188
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	170	189
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	414	292
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	494	483
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	490	501
5.41%, 5/10/2029	300	312
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	685	702
(SOFR + 1.30%), 4.95%, 8/4/2031 (c)	205	207
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	627	614
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	230	245
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	550	564
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	190	192
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	48	50
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	1,150	1,184
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	300	271
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	320	328
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	210	217
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	215	220
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	380	339
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	125	130

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	79	82
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	295	304
Nasdaq, Inc. 5.55%, 2/15/2034	31	33
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	209
UBS Group AG (Switzerland)
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (c)	265	264
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (c)	505	503
		8,435
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	788	807
5.42%, 11/15/2048	260	257
EIDP, Inc. 5.13%, 5/15/2032	375	386
		1,450
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (b)	520	551
5.04%, 3/25/2030 (b)	80	81
		632
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	250	251
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	450	442
6.10%, 1/15/2027	150	153
5.10%, 1/19/2029	300	307
3.30%, 1/30/2032	300	276
5.00%, 11/15/2035 (d)	150	148
Aircastle Ltd. 5.25%, 3/15/2030 (b)	300	306
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	135	137
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	230	239
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	820	821
2.13%, 2/21/2026 (b)	175	173
4.25%, 4/15/2026 (b)	30	30
4.38%, 5/1/2026 (b)	249	249
2.53%, 11/18/2027 (b)	507	487
4.95%, 1/15/2028 (b)	160	162
5.15%, 1/15/2030 (b)	250	253
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	170	177
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	260	231
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	400	409

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	300	305
5.15%, 3/17/2030 (b)	155	157
		5,462
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	110	111
5.50%, 9/15/2054	80	78
		189
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	297	292
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	89
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	445	395
WP Carey, Inc.
2.40%, 2/1/2031	219	197
2.25%, 4/1/2033	10	8
		600
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	52
3.50%, 6/1/2041	745	596
3.55%, 9/15/2055	152	105
Verizon Communications, Inc.
5.05%, 5/9/2033	145	148
2.65%, 11/20/2040	264	191
		1,092
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	108
5.65%, 6/1/2054	60	61
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	697	718
DTE Electric Co. Series B, 3.25%, 4/1/2051	400	281
Duke Energy Corp.
6.10%, 9/15/2053	210	221
5.70%, 9/15/2055	180	179
Duke Energy Florida LLC 5.95%, 11/15/2052	82	86
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	140	98
Edison International
5.75%, 6/15/2027	265	268
5.25%, 11/15/2028	500	504
5.45%, 6/15/2029	385	388
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	200	213

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Emera US Finance LP (Canada) 4.75%, 6/15/2046	289	249
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (b)	235	232
Entergy Arkansas LLC 2.65%, 6/15/2051	108	65
Entergy Louisiana LLC
4.00%, 3/15/2033	217	208
2.90%, 3/15/2051	80	51
Entergy Mississippi LLC 5.00%, 9/1/2033	130	132
Evergy Metro, Inc.
4.95%, 4/15/2033	114	116
5.40%, 4/1/2034	266	277
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	489	498
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	95	97
Evergy, Inc. 2.90%, 9/15/2029	303	287
Eversource Energy 3.38%, 3/1/2032	85	79
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	810	797
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	259	221
Fortis, Inc. (Canada) 3.06%, 10/4/2026	75	74
Interstate Power and Light Co.
4.95%, 9/30/2034	50	50
5.45%, 9/30/2054	55	53
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	179	168
5.40%, 6/1/2033 (b)	430	445
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	78	78
5.10%, 1/15/2035	80	81
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	132	107
MidAmerican Energy Co. 5.85%, 9/15/2054	50	53
Monongahela Power Co. 5.85%, 2/15/2034 (b)	40	42
Nevada Power Co. 6.00%, 3/15/2054	40	42
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	364	229
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	360	352
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (b)	20	21
Northern States Power Co. 5.10%, 5/15/2053	130	124
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	130	129
2.45%, 12/2/2027 (b)	470	451
Ohio Power Co. 5.00%, 6/1/2033	95	96
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	96
Pacific Gas and Electric Co.
2.95%, 3/1/2026	401	398
6.15%, 1/15/2033	200	212
6.40%, 6/15/2033	208	224
5.80%, 5/15/2034	390	404
6.00%, 8/15/2035	620	649
3.75%, 8/15/2042 (e)	112	85
4.30%, 3/15/2045	90	72

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.75%, 1/15/2053	45	49
5.90%, 10/1/2054	50	49
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,085	2,133
Series A-3, 5.54%, 7/15/2047	230	232
Series A-3, 5.53%, 6/1/2049	290	287
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	129
Series A-5, 5.10%, 6/1/2052	125	119
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	204
PPL Capital Funding, Inc. 5.25%, 9/1/2034	145	148
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	82
5.20%, 1/15/2035	60	61
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	158	155
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	71
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	143	147
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	76
5.45%, 6/1/2031	150	154
Series C, 4.13%, 3/1/2048	175	134
5.88%, 12/1/2053	106	102
5.90%, 3/1/2055	90	87
Southern Co. (The) 5.20%, 6/15/2033	163	168
Union Electric Co.
5.20%, 4/1/2034	130	134
3.90%, 4/1/2052	192	150
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	77	81
5.70%, 12/30/2034 (b)	85	88
		16,209
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	123
4.00%, 4/14/2032	900	866
		989
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	113
Fiserv, Inc.
5.15%, 8/12/2034	250	253
5.25%, 8/11/2035	110	111
Global Payments, Inc.
3.20%, 8/15/2029	436	414
5.30%, 8/15/2029	42	43
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (b)	516	532

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (b)	340	348
Shell International Finance BV 3.13%, 11/7/2049	291	201
		2,015
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	126
4.65%, 9/17/2034	250	245
5.15%, 8/4/2035	45	45
JBS USA Holding Lux SARL
3.75%, 12/1/2031	225	213
6.75%, 3/15/2034	233	258
5.50%, 1/15/2036 (b)	360	368
6.38%, 4/15/2066 (b)	410	421
JBS USA LUX SARL 5.95%, 4/20/2035 (b)	90	94
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	219
4.38%, 6/1/2046	133	111
Mars, Inc.
5.00%, 3/1/2032 (b)	200	205
5.65%, 5/1/2045 (b)	375	380
Tyson Foods, Inc. 5.70%, 3/15/2034	160	169
		2,854
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	260	165
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	156
Southern California Gas Co. 6.35%, 11/15/2052	125	136
		457
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	215	192
CSX Corp. 3.80%, 11/1/2046	284	226
ERAC USA Finance LLC 5.20%, 10/30/2034 (b)	70	72
Norfolk Southern Corp. 3.05%, 5/15/2050	277	188
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	600	590
Uber Technologies, Inc. 4.80%, 9/15/2034	130	130
Union Pacific Corp. 3.55%, 8/15/2039	391	333
		1,731
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	90	86
DH Europe Finance II SARL 3.25%, 11/15/2039	149	122
Solventum Corp. 5.60%, 3/23/2034	283	295
		503
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	48
Banner Health 1.90%, 1/1/2031	346	307

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cencora, Inc.
5.13%, 2/15/2034	620	635
4.25%, 3/1/2045	300	252
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	117
Cigna Group (The)
5.13%, 5/15/2031	500	517
5.25%, 1/15/2036	465	471
CommonSpirit Health
1.55%, 10/1/2025	95	95
2.78%, 10/1/2030	215	199
3.91%, 10/1/2050	90	67
HCA, Inc.
3.63%, 3/15/2032	89	83
5.60%, 4/1/2034	150	156
5.45%, 9/15/2034	225	231
5.75%, 3/1/2035	211	221
5.50%, 6/15/2047	150	143
3.50%, 7/15/2051	135	92
5.95%, 9/15/2054	100	100
6.10%, 4/1/2064	285	286
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	200	146
MyMichigan Health Series 2020, 3.41%, 6/1/2050	55	39
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	190	123
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	250	159
UnitedHealth Group, Inc.
5.70%, 10/15/2040	300	310
5.88%, 2/15/2053	105	108
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	460	294
		5,199
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	145	129
Healthpeak OP LLC 2.13%, 12/1/2028	121	113
		242
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	291	202
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	260	269
Constellation Energy Generation LLC 5.80%, 3/1/2033	39	42
Southern Power Co. 5.15%, 9/15/2041	320	307
		618
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	230	221

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	120	121
Prologis LP 5.25%, 3/15/2054	284	275
		396
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	380	379
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	145
Brown & Brown, Inc.
2.38%, 3/15/2031	554	493
6.25%, 6/23/2055	315	331
CNO Global Funding 5.88%, 6/4/2027 (b)	250	257
Corebridge Global Funding 4.90%, 8/21/2032 (b)	80	80
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	421	274
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	110	115
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	400	469
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	596	450
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (b)	470	488
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	100	100
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	40	33
3.30%, 5/15/2050 (b)	562	387
		4,102
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	220	223
5.40%, 8/15/2054	165	163
		386
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	75	74
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	215	167
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	49
5.85%, 12/1/2035	175	177
3.50%, 6/1/2041	50	36
3.50%, 3/1/2042	30	21
3.70%, 4/1/2051	577	381
Comcast Corp.
3.25%, 11/1/2039	481	384
2.80%, 1/15/2051	376	229
5.35%, 5/15/2053	630	591
		1,868

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (b)	410	430
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	100	103
2.50%, 9/1/2030 (b)	473	431
5.63%, 4/4/2034 (b)	190	198
Steel Dynamics, Inc. 5.38%, 8/15/2034	300	310
		1,472
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	262	166
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	47
Consumers Energy Co. 3.25%, 8/15/2046	34	25
DTE Energy Co.
4.88%, 6/1/2028	100	102
5.10%, 3/1/2029	200	205
Engie SA (France) 5.63%, 4/10/2034 (b)	245	255
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	73
Puget Energy, Inc. 5.73%, 3/15/2035	110	114
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	50	53
Series B, 5.10%, 9/15/2035	105	105
		1,145
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	338	306
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (b)	150	147
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	358	363
BP Capital Markets America, Inc. 2.77%, 11/10/2050	264	166
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	125	128
Cheniere Energy, Inc. 5.65%, 4/15/2034	130	134
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	87	88
5.68%, 1/15/2034 (b)	131	135
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	445	454
5.96%, 2/15/2055 (b)	305	303
ConocoPhillips Co. 5.50%, 1/15/2055	220	216
Coterra Energy, Inc.
3.90%, 5/15/2027	190	189
5.40%, 2/15/2035	220	222
Devon Energy Corp. 5.75%, 9/15/2054	80	74
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	120	126
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	63
5.63%, 4/5/2034	330	344
Energy Transfer LP
5.25%, 7/1/2029	150	154

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.00%, 5/15/2044 (e)	630	557
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	182
4.45%, 2/15/2043	100	88
Exxon Mobil Corp. 3.00%, 8/16/2039	858	687
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	176	150
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	700	699
3.45%, 10/15/2027 (b)	389	383
Kinder Morgan, Inc. 7.80%, 8/1/2031	330	383
MPLX LP
5.50%, 6/1/2034	290	296
4.50%, 4/15/2038	141	128
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	235	213
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	40	39
ONEOK, Inc. 4.75%, 10/15/2031	415	415
Pioneer Natural Resources Co. 2.15%, 1/15/2031	155	139
Plains All American Pipeline LP 5.95%, 6/15/2035	105	110
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	75	76
5.03%, 10/1/2029	80	81
Targa Resources Corp. 4.90%, 9/15/2030	372	378
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	569	431
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	450	473
Western Midstream Operating LP 5.25%, 2/1/2050 (e)	120	104
Williams Cos., Inc. (The)
5.60%, 3/15/2035	165	171
6.00%, 3/15/2055	45	46
		9,535
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	206	195
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	200
Kenvue, Inc. 5.20%, 3/22/2063	80	74
		274
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	65	74
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	315	285
3.70%, 3/15/2052	130	97
5.55%, 2/22/2054	20	20
5.65%, 2/22/2064	90	89
Eli Lilly & Co. 5.00%, 2/9/2054	440	416
Merck & Co., Inc.
2.35%, 6/24/2040	133	96
4.00%, 3/7/2049	20	16

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
2.90%, 12/10/2061	15	9
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	340	329
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	700	534
3.18%, 7/9/2050	600	406
Zoetis, Inc. 5.60%, 11/16/2032	170	181
		2,552
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	64
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	90	94
UDR, Inc. 2.10%, 8/1/2032	547	466
		560
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	210	200
2.50%, 8/16/2031	120	107
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	130	135
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	272	271
		765
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	210	200
5.15%, 11/15/2031	190	197
4.55%, 2/15/2032	216	218
4.80%, 2/15/2036	560	558
3.19%, 11/15/2036 (b)	146	125
Intel Corp.
3.73%, 12/8/2047	70	52
3.25%, 11/15/2049	115	76
3.05%, 8/12/2051	115	73
5.70%, 2/10/2053	142	137
KLA Corp. 3.30%, 3/1/2050	414	296
Marvell Technology, Inc. 5.45%, 7/15/2035	883	910
NXP BV (Netherlands)
5.00%, 1/15/2033	50	51
3.25%, 5/11/2041	400	306
Texas Instruments, Inc. 5.05%, 5/18/2063	124	115
		3,314
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	325	324
Intuit, Inc. 5.50%, 9/15/2053	30	30

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Oracle Corp.
4.80%, 9/26/2032	230	230
3.80%, 11/15/2037	589	509
3.65%, 3/25/2041	650	521
5.88%, 9/26/2045	230	231
3.60%, 4/1/2050	220	155
6.00%, 8/3/2055	125	125
Synopsys, Inc.
5.00%, 4/1/2032	300	307
5.70%, 4/1/2055	230	232
VMware LLC
1.40%, 8/15/2026	154	151
4.70%, 5/15/2030	143	145
		2,960
Specialized REITs — 0.1%
American Tower Corp.
5.20%, 2/15/2029	180	185
1.88%, 10/15/2030	1,349	1,193
Crown Castle, Inc. 5.80%, 3/1/2034	115	121
		1,499
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	200	208
Home Depot, Inc. (The) 3.63%, 4/15/2052	170	127
		335
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	127
2.70%, 8/5/2051	120	77
Dell International LLC 5.30%, 4/1/2032	510	526
		730
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	145	127
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	315	289
		416
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	180	183
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	197
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	227

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
3.40%, 10/15/2052	350	240
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	250	246
		713
Total Corporate Bonds (Cost $135,062)		130,096
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bonds
1.13%, 8/15/2040	6,836	4,311
2.38%, 2/15/2042	1,000	741
3.25%, 5/15/2042	845	710
3.38%, 8/15/2042	1,415	1,206
3.13%, 2/15/2043	3,425	2,796
3.88%, 2/15/2043	4,045	3,671
3.88%, 5/15/2043	3,205	2,903
3.63%, 8/15/2043	740	646
4.13%, 8/15/2044	4,910	4,557
1.38%, 8/15/2050	7,276	3,658
2.25%, 2/15/2052	2,609	1,618
3.00%, 8/15/2052	3,909	2,859
3.63%, 2/15/2053	3,125	2,584
4.25%, 8/15/2054	1,750	1,615
4.50%, 11/15/2054	290	279
U.S. Treasury Notes
4.00%, 12/15/2025 (f)	220	220
4.25%, 11/30/2026 (f)	915	920
4.13%, 2/28/2027	3,695	3,717
3.13%, 8/31/2027	1,445	1,432
3.88%, 12/31/2027	405	407
3.63%, 3/31/2028	1,715	1,715
2.88%, 4/30/2029	6,272	6,106
4.25%, 1/31/2030	5,047	5,154
3.63%, 3/31/2030	3,930	3,914
1.63%, 5/15/2031	4,910	4,372
4.13%, 2/29/2032	16,460	16,682
3.88%, 8/15/2033	2,830	2,807
4.50%, 11/15/2033	3,485	3,603
4.00%, 2/15/2034	3,624	3,615
4.25%, 11/15/2034	21,160	21,399
4.63%, 2/15/2035	12,745	13,245
U.S. Treasury STRIPS Bonds
1.19%, 5/15/2027 (g)	1,035	976
4.13%, 11/15/2033 (g)	860	615
Total U.S. Treasury Obligations (Cost $128,024)		125,053

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 7.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,075	1,006
Pool # WA1626, 3.45%, 8/1/2032	1,043	991
Pool # WN3225, 3.80%, 10/1/2034	690	656
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	574	543
Pool # QA5290, 2.50%, 12/1/2049	468	399
Pool # QA9530, 2.50%, 5/1/2050	158	135
Pool # QB2668, 2.50%, 8/1/2050	228	195
Pool # QB4026, 2.50%, 10/1/2050	1,538	1,324
Pool # QB4045, 2.50%, 10/1/2050	290	249
Pool # QB4484, 2.50%, 10/1/2050	700	602
Pool # QB4542, 2.50%, 10/1/2050	552	474
Pool # QB8503, 2.50%, 2/1/2051	896	761
Pool # SD4767, 2.50%, 2/1/2051	949	811
Pool # QC9443, 2.50%, 10/1/2051	521	445
Pool # RA6132, 2.50%, 10/1/2051	506	429
Pool # SD0781, 3.00%, 11/1/2051	1,246	1,105
Pool # QD5778, 3.00%, 1/1/2052	240	213
Pool # SD5768, 3.00%, 1/1/2052	1,697	1,504
Pool # QD7596, 2.50%, 2/1/2052	690	588
Pool # RA6808, 3.00%, 2/1/2052	321	285
Pool # SD3952, 2.50%, 3/1/2052	1,036	885
Pool # QE1637, 4.00%, 5/1/2052	235	224
Pool # QE1832, 4.50%, 5/1/2052	318	317
Pool # SD4119, 3.00%, 8/1/2052	261	232
Pool # QH9763, 6.00%, 1/1/2054	307	319
Pool # QH9845, 6.00%, 2/1/2054	826	852
Pool # SD7018, 4.50%, 3/1/2054	1,261	1,236
Pool # QJ5547, 5.50%, 9/1/2054	707	725
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	781	696
Pool # CA2826, 5.50%, 12/1/2048	836	856
Pool # BK2113, 2.50%, 3/1/2050	146	124
Pool # CA5658, 2.50%, 5/1/2050	47	40
Pool # FM3118, 3.00%, 5/1/2050	427	384
Pool # BP8608, 2.50%, 6/1/2050	98	84
Pool # BP9250, 2.50%, 7/1/2050	1,020	873
Pool # CA6635, 2.50%, 8/1/2050	157	135
Pool # FP0059, 2.50%, 8/1/2050	326	276
Pool # BP6749, 2.50%, 9/1/2050	1,002	853
Pool # BQ2894, 3.00%, 9/1/2050	776	692
Pool # BQ3996, 2.50%, 10/1/2050	687	590
Pool # BQ5243, 3.50%, 10/1/2050	265	245
Pool # CA7398, 3.50%, 10/1/2050	915	846
Pool # BP7667, 2.50%, 12/1/2050	238	204
Pool # CA8637, 4.00%, 1/1/2051	1,721	1,650
Pool # CB0189, 3.00%, 4/1/2051	220	196

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB0458, 2.50%, 5/1/2051	389	331
Pool # FS7655, 2.50%, 5/1/2051	945	804
Pool # FM7531, 3.00%, 5/1/2051	464	412
Pool # FM7916, 2.50%, 6/1/2051	334	286
Pool # FM7957, 2.50%, 7/1/2051	2,076	1,775
Pool # CB1301, 2.50%, 8/1/2051	547	467
Pool # FM8247, 2.50%, 8/1/2051	296	253
Pool # FS4624, 2.50%, 11/1/2051	117	99
Pool # FS2559, 3.00%, 12/1/2051	973	862
Pool # CB2635, 2.50%, 1/1/2052	991	843
Pool # BV4831, 3.00%, 2/1/2052	421	370
Pool # FS7749, 3.00%, 2/1/2052	398	353
Pool # BV0295, 3.50%, 2/1/2052	916	848
Pool # BV4924, 3.00%, 4/1/2052	670	596
Pool # FS4476, 3.00%, 5/1/2052	847	746
Pool # CB3608, 3.50%, 5/1/2052	694	637
Pool # BV6743, 4.50%, 5/1/2052	294	289
Pool # BV9515, 6.00%, 6/1/2052	385	398
Pool # BY4714, 5.00%, 6/1/2053	846	841
Pool # BY9327, 6.00%, 11/1/2053	362	371
Pool # DA7753, 5.50%, 1/1/2054	143	146
Pool # DA0425, 6.00%, 2/1/2054	337	347
Pool # DA7754, 6.00%, 2/1/2054	1,335	1,376
Pool # CB8334, 5.50%, 4/1/2054	509	515
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	570	579
Pool # AM3010, 5.07%, 3/1/2028	193	197
Pool # BL8639, 1.09%, 4/1/2028	229	212
Pool # BS3939, 1.58%, 11/1/2028	737	687
Pool # BS6144, 3.97%, 1/1/2029	1,410	1,408
Pool # AM5319, 4.34%, 1/1/2029	525	530
Pool # BS8149, 4.97%, 9/1/2029	300	309
Pool # BS4290, 1.95%, 10/1/2029	600	550
Pool # BS0448, 1.27%, 12/1/2029	1,241	1,103
Pool # AN7593, 2.99%, 12/1/2029	364	348
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,021
Pool # BL9252, 1.37%, 3/1/2030	141	126
Pool # AN8285, 3.11%, 3/1/2030	376	361
Pool # BS0154, 1.28%, 4/1/2030	92	81
Pool # AM8544, 3.08%, 4/1/2030	163	156
Pool # BL9251, 1.45%, 10/1/2030	990	872
Pool # BL4885, 2.55%, 10/1/2030	155	144
Pool # AM4789, 4.18%, 11/1/2030	229	229
Pool # BL9891, 1.37%, 12/1/2030	694	607
Pool # BS0025, 1.38%, 12/1/2030	528	465
Pool # BL9494, 1.46%, 12/1/2030	95	83
Pool # BL9652, 1.56%, 12/1/2030	921	817
Pool # BS7290, 5.64%, 2/1/2031	1,471	1,553

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6203, 4.26%, 4/1/2031	194	193
Pool # BS8442, 4.74%, 4/1/2031	638	652
Pool # BS2915, 1.87%, 5/1/2031	80	70
Pool # BS6802, 4.93%, 6/1/2031	1,437	1,478
Pool # BS8688, 4.68%, 8/1/2031	291	297
Pool # BS8686, 4.68%, 11/1/2031	290	295
Pool # BS4563, 2.01%, 1/1/2032	95	84
Pool # BS5580, 3.68%, 1/1/2032	1,030	996
Pool # BM7037, 1.75%, 3/1/2032 (h)	448	389
Pool # BS4654, 2.39%, 3/1/2032	886	795
Pool # BL5680, 2.44%, 3/1/2032	421	379
Pool # AN5952, 3.01%, 7/1/2032	126	117
Pool # AN6149, 3.14%, 7/1/2032	1,750	1,635
Pool # BS5530, 3.30%, 7/1/2032	1,550	1,460
Pool # BS6345, 3.91%, 8/1/2032	165	161
Pool # BZ0884, 5.37%, 9/1/2032	471	494
Pool # BM3226, 3.45%, 10/1/2032 (h)	570	547
Pool # BS6822, 3.81%, 10/1/2032	900	873
Pool # BS8528, 4.31%, 10/1/2032	1,595	1,587
Pool # BS6872, 4.41%, 10/1/2032	105	105
Pool # BS6926, 4.51%, 10/1/2032	145	147
Pool # BS6928, 4.55%, 10/1/2032	115	117
Pool # BS6915, 4.60%, 10/1/2032	343	346
Pool # BS6954, 4.93%, 10/1/2032	719	743
Pool # BM6491, 1.46%, 11/1/2032 (h)	1,333	1,114
Pool # BM6492, 1.51%, 11/1/2032 (h)	1,688	1,415
Pool # BS6819, 4.12%, 11/1/2032	1,030	1,016
Pool # BS6985, 4.92%, 11/1/2032	600	620
Pool # BS7090, 4.45%, 12/1/2032	1,623	1,633
Pool # BS7113, 4.90%, 12/1/2032	114	118
Pool # AN7923, 3.33%, 1/1/2033	755	708
Pool # BS8428, 4.41%, 1/1/2033	600	599
Pool # BS7398, 4.74%, 2/1/2033	285	290
Pool # BS5357, 3.41%, 3/1/2033	775	724
Pool # AN9067, 3.51%, 5/1/2033	415	393
Pool # BS8416, 4.56%, 5/1/2033	210	212
Pool # AN9752, 3.65%, 7/1/2033	614	586
Pool # BS5511, 3.45%, 8/1/2033	1,006	940
Pool # AN9753, 3.65%, 8/1/2033	449	426
Pool # BS5127, 3.15%, 9/1/2033	615	561
Pool # BS4197, 2.14%, 12/1/2033	242	207
Pool # BL1012, 4.03%, 12/1/2033	395	385
Pool # BL0900, 4.08%, 2/1/2034	255	249
Pool # BZ0430, 4.32%, 2/1/2034	220	218
Pool # AN0375, 3.76%, 12/1/2035	213	202
Pool # AN4430, 3.61%, 1/1/2037	628	606
Pool # BF0105, 4.00%, 6/1/2056	501	473
Pool # BF0107, 4.50%, 6/1/2056	383	375

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0118, 4.50%, 6/1/2056	223	218
Pool # BF0125, 4.00%, 7/1/2056	431	405
Pool # BF0189, 3.00%, 6/1/2057	899	785
Pool # BF0219, 3.50%, 9/1/2057	1,006	912
Pool # BF0230, 5.50%, 1/1/2058	1,351	1,405
Pool # BF0263, 3.50%, 5/1/2058	271	246
Pool # BF0497, 3.00%, 7/1/2060	644	562
Pool # BF0537, 3.00%, 3/1/2061	934	801
Pool # BF0561, 3.00%, 9/1/2061	1,149	986
Pool # BF0578, 2.50%, 12/1/2061	2,619	2,135
Pool # BF0732, 2.50%, 6/1/2063	579	480
Pool # BF0733, 3.00%, 6/1/2063	524	450
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	968	883
Pool # BR3929, 3.50%, 10/20/2050	484	441
Pool # BW1726, 3.50%, 10/20/2050	626	571
Pool # BS8546, 2.50%, 12/20/2050	1,592	1,358
Pool # BR3928, 3.00%, 12/20/2050	810	736
Pool # BU7538, 3.00%, 12/20/2050	452	411
Pool # 785294, 3.50%, 1/20/2051	1,511	1,360
Pool # CA8452, 3.00%, 2/20/2051	2,209	1,988
Pool # CB1543, 3.00%, 2/20/2051	1,596	1,426
Pool # CA3588, 3.50%, 2/20/2051	1,721	1,570
Pool # CB1536, 3.50%, 2/20/2051	1,682	1,543
Pool # CB1542, 3.00%, 3/20/2051	1,038	927
Pool # CC0070, 3.00%, 3/20/2051	261	239
Pool # CC8726, 3.00%, 3/20/2051	322	288
Pool # CC8738, 3.00%, 3/20/2051	381	341
Pool # CC8723, 3.50%, 3/20/2051	2,131	1,944
Pool # CC0088, 4.00%, 3/20/2051	87	82
Pool # CC0092, 4.00%, 3/20/2051	210	199
Pool # CC8727, 3.00%, 4/20/2051	526	470
Pool # CC8739, 3.00%, 4/20/2051	1,440	1,288
Pool # CC8740, 3.00%, 4/20/2051	1,173	1,047
Pool # CC8751, 3.00%, 4/20/2051	247	221
Pool # CA3563, 3.50%, 7/20/2051	975	900
Pool # CE2586, 3.50%, 7/20/2051	1,361	1,242
Pool # CK1527, 3.50%, 12/20/2051	982	900
Pool # CJ8184, 3.50%, 1/20/2052	1,056	963
Pool # CK2660, 3.00%, 2/20/2052	181	161
Pool # CK2716, 3.50%, 2/20/2052	806	726
Pool # CI8525, 5.00%, 2/20/2052	909	906
Pool # CK8295, 5.00%, 3/20/2052	426	422
Pool # CN3557, 4.50%, 5/20/2052	294	289
Pool # MA8148, 3.00%, 7/20/2052	22	20
Pool # CN3127, 5.00%, 8/20/2052	398	397
Pool # CO4960, 5.00%, 8/20/2052	655	653
Pool # CU6748, 6.00%, 9/20/2053	802	824

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DA2721, 5.50%, 3/20/2054	104	105
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	165	163
Pool # CU1093, 5.50%, 6/20/2063	255	256
Pool # CV1712, 5.50%, 6/20/2063	114	114
Pool # CU1092, 6.00%, 6/20/2063	342	347
Pool # 785183, 2.94%, 10/20/2070 (h)	880	798
Total Mortgage-Backed Securities (Cost $127,043)		119,586
Asset-Backed Securities — 3.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	166	156
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	950	927
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	659	638
Series 2016-3, Class AA, 3.00%, 10/15/2028	459	442
Series 2017-2, Class A, 3.60%, 10/15/2029	311	295
Series 2021-1, Class B, 3.95%, 7/11/2030	748	715
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	270	275
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	1,645	1,679
AMSR Trust
Series 2025-SFR2, Class C, 4.28%, 11/17/2030 (b) (d)	972	937
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	375	366
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (b) (e)	1,135	1,103
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b) (e)	625	605
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	215	206
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	355	361
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	258	252
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	570	581
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	480	496
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	1,050	1,004
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,045	1,057
Series 2024-1, Class D, 6.03%, 11/15/2029	535	545
Series 2024-2, Class C, 6.07%, 2/15/2030	705	718
Series 2025-1, Class D, 5.64%, 11/15/2030	1,155	1,176
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	339	336
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	1,071	1,076
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	151	147
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	881	799
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (h)	503	518
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	460	464
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (b)	1,080	1,094
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	525	533

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	500	512
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	1,195	1,238
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	1,220	1,224
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	430	433
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	110	103
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	610	603
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	510	487
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	120	122
Series 2025-2, Class D, 4.90%, 12/15/2032	1,120	1,119
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	165	169
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	208	199
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	52	50
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	310	316
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	400	408
Series 2024-1A, Class D, 5.84%, 6/17/2030	480	491
Series 2025-4A, Class C, 4.57%, 6/16/2031	1,400	1,401
Series 2025-3A, Class C, 5.09%, 10/15/2031	1,291	1,307
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	231	233
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	62	63
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,200	1,164
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	395	391
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (h)	815	784
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	456	476
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	451	452
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	95	95
GLS Auto Receivables Issuer Trust Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	1,100	1,112
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (h)	1,363	1,375
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	365	370
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	437	444
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,233	1,196
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	652	609
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	254	258
Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	374	378
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	340	330
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	345	356
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,275	1,248
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	259	265
Series 2025-AA, Class A, 4.98%, 5/20/2038 (b)	843	852

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (b)	100	96
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	405	383
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	185	188
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	294	292
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	770	763
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	185	188
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	1,030	1,052
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	350	336
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	675	662
Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	205	205
Series 2025-A, Class C, 5.89%, 2/8/2033 (b)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	5	4
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	820	775
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (h)	682	682
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	275	260
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (h)	205	191
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (h)	1,040	961
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	240	227
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (h)	110	102
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (b)	745	688
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (b)	1,800	1,734
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (b)	2,100	2,011
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	420	424
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	345	351
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	164	163
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	200	202
Santander Drive Auto Receivables Trust
Series 2023-6, Class C, 6.40%, 3/17/2031	135	140
Series 2024-5, Class D, 5.14%, 2/17/2032	255	257
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (b)	150	157
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	560	583
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	1,020	1,044
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	75	74
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	62	62
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	66	66
Series 2025-2A, Class C, 5.32%, 4/20/2044 (b)	222	224
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	681	709
Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	652	658
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (b)	334	342
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	415	329

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	180	180
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	150	149
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	138	138
Series 2019-2, Class B, 3.50%, 5/1/2028	275	270
Series 2018-1, Class A, 3.70%, 3/1/2030	507	477
Series 2024-1, Class AA, 5.45%, 2/15/2037	514	528
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	110	110
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	72	72
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	82	81
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	341	347
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	270	276
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	307
Total Asset-Backed Securities (Cost $62,404)		62,754
Collateralized Mortgage Obligations — 1.9%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (e)	300	302
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.06%, 7/25/2043 (b) (h)	245	253
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (b) (e)	220	222
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (h)	394	388
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	114	108
Series 2018-1, Class MA, 3.00%, 5/25/2057	134	127
Series 2018-1, Class M60C, 3.50%, 5/25/2057	440	408
Series 2019-1, Class M55D, 4.00%, 7/25/2058	379	356
Series 2019-2, Class M55D, 4.00%, 8/25/2058	615	577
Series 2019-3, Class M55D, 4.00%, 10/25/2058	296	278
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,078	964
Series 2020-3, Class TTW, 3.00%, 5/25/2060	614	580
Series 2023-1, Class MT, 3.00%, 10/25/2062	362	305
Series 2024-2, Class MT, 3.50%, 5/25/2064	358	314
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	192	189
Series 4065, Class QB, 3.00%, 6/15/2042	240	227
Series 4257, Class DZ, 2.50%, 10/15/2043	1,367	1,199
Series 4672, Class QB, 3.50%, 4/15/2047	300	281
Series 5190, Class LM, 2.50%, 1/25/2048	788	720
Series 5147, Class PC, 1.50%, 10/25/2048	800	659
Series 4910, Class LZ, 3.00%, 9/25/2049	480	317
Series 5174, Class IG, IO, 3.00%, 1/25/2050	3,133	403
Series 4995, Class QE, 1.25%, 7/25/2050	1,251	978
Series 5052, Class KI, IO, 4.00%, 12/25/2050	3,203	655
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,083	415
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	327	342
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	115	116

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	281	276
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	218
Series 2012-103, Class BA, 2.50%, 2/25/2042	109	105
Series 2018-52, Class PZ, 4.00%, 7/25/2048	140	131
Series 2019-54, Class KC, 2.50%, 9/25/2049	98	91
Series 2022-4, Class TA, 1.00%, 4/25/2051	258	213
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	3,292	728
Series 2025-18, Class MA, 0.50%, 9/25/2054	562	477
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,924	1,841
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	653	665
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	2,419	272
Series 2021-73, Class ZY, 3.00%, 4/20/2051	529	306
Series 2022-105, Class SG, IF, IO, 1.66%, 6/20/2052 (h)	2,063	220
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,470	1,425
Series 2015-H11, Class FC, 5.02%, 5/20/2065 (h)	191	191
Series 2021-H14, Class YD, 7.19%, 6/20/2071 (h)	1,157	1,030
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (b) (e)	800	802
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	411	411
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	640	642
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	790	797
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	2,410	2,428
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	1,665	1,675
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (e)	165	165
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (b) (e)	195	196
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	1,680	1,565
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (e)	400	403
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (h)	1,962	1,761
Total Collateralized Mortgage Obligations (Cost $31,483)		30,717
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	630	616
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (h)	260	255
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	766	751
Series K754, Class AM, 4.94%, 11/25/2030 (h)	215	223
Series K152, Class A2, 3.08%, 1/25/2031	155	148
Series K-1510, Class A2, 3.72%, 1/25/2031	350	343
Series KJ45, Class A2, 4.66%, 1/25/2031	1,220	1,237
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	750	724
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,480	1,297
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	4	4
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (h)	700	705
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,970	1,866
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	1,558	100

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (h)	645	610
Series 2016-K56, Class B, 4.10%, 6/25/2049 (b) (h)	495	491
Series 2017-K67, Class C, 4.08%, 9/25/2049 (b) (h)	330	324
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.36%, 11/25/2053 (b) (h)	655	683
Series 2024-01, Class M7, 7.11%, 7/25/2054 (b) (h)	138	139
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	295	304
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,085	964
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (h)	395	405
Total Commercial Mortgage-Backed Securities (Cost $12,383)		12,189
Foreign Government Securities — 0.3%
Eagle Funding Luxco Sarl 5.50%, 8/17/2030 (b)	1,075	1,092
Republic of Chile 2.55%, 1/27/2032	200	178
Republic of Peru 2.78%, 12/1/2060	174	97
United Mexican States
5.85%, 7/2/2032	425	440
5.38%, 3/22/2033	957	956
3.50%, 2/12/2034	597	519
6.00%, 5/7/2036	200	205
6.88%, 5/13/2037	400	432
Total Foreign Government Securities (Cost $4,030)		3,919
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $175)	175	178
	SHARES (000)
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (j) (Cost $71,111)	71,111	71,111
Total Investments — 98.8% (Cost $1,304,198)		1,588,732
Other Assets in Excess of Liabilities — 1.2%		19,104
NET ASSETS — 100.0%		1,607,836

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2025.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of September 30, 2025.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	15	12/19/2025	USD	1,726	20
U.S. Treasury Long Bond	2	12/19/2025	USD	233	5
U.S. Treasury 2 Year Note	118	12/31/2025	USD	24,588	8
U.S. Treasury 5 Year Note	161	12/31/2025	USD	17,579	23
					56
Short Contracts
U.S. Treasury 10 Year Note	(8)	12/19/2025	USD	(900)	6
U.S. Treasury Ultra Bond	(10)	12/19/2025	USD	(1,202)	(33)
					(27)
					29

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$61,342	$1,412	$62,754
Collateralized Mortgage Obligations	—	30,717	—	30,717
Commercial Mortgage-Backed Securities	—	12,189	—	12,189
Corporate Bonds	—	130,096	—	130,096
Exchange-Traded Funds	354,231	—	—	354,231
Foreign Government Securities	—	3,919	—	3,919
Investment Companies	678,898	—	—	678,898
Mortgage-Backed Securities	—	119,586	—	119,586
Municipal Bonds	—	178	—	178
U.S. Treasury Obligations	—	125,053	—	125,053
Short-Term Investments
Investment Companies	71,111	—	—	71,111
Total Investments in Securities	$1,104,240	$483,080	$1,412	$1,588,732
Appreciation in Other Financial Instruments
Futures Contracts	$62	$—	$—	$62
Depreciation in Other Financial Instruments
Futures Contracts	$(33)	$—	$—	$(33)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$29	$—	$—	$29
There were no significant transfers into or out of level 3 for the period ended September 30, 2025.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$29,400	$—	$2,118	$452	$2,095	$29,829	471	$299	$—
JPMorgan BetaBuilders International Equity ETF (a)	158,947	4,518	8,279	1,058	5,179	161,423	2,302	639	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,749	— (b)	303	4	458	12,908	135	98	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	44,468	33	2,519	516	2,414	44,912	432	157	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	24,631	—	2,700	370	2,567	24,868	335	81	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	163,432	2,457	2,708	(230)	2,051	165,002	22,541	2,071	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	28,643	420	1,120	36	959	28,938	4,432	420	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$29,230	$—	$2,559	$482	$2,648	$29,801	1,434	$—	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	337,290	1,015	22,829	8,011	17,617	341,104	3,398	1,015	—
JPMorgan High Yield Fund Class R6 Shares (a)	112,790	1,866	1,295	(10)	702	114,053	17,307	1,866	—
JPMorgan Inflation Managed Bond ETF (a)	79,597	181	362	1	874	80,291	1,646	793	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (c)	79,442	55,002	63,333	—	—	71,111	71,111	832	—
Total	$1,100,619	$65,492	$110,125	$10,690	$37,564	$1,104,240		$8,271	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2025.